Changes in significant accounting policies - Summary of Consolidated Statement of Income and Comprehensive Income (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017
Disclosure of IFRS 15 application on the amounts presented for 2017
Revenue	₽ 7,788,741	₽ 6,117,773	₽ 4,732,539	[2]
Operating income	2,805,161	2,098,782	1,383,002	[2]
Profit before income tax	2,225,448	1,542,447	1,283,305	[2]
Income tax expense	(644,422)	(509,602)	(820,503)	[2]
Net income for the year	1,581,026	1,032,845	462,802	[2]
Total comprehensive income, net of tax	₽ 1,539,208	₽ 1,058,050	517,577	[2]
Previously stated [member]
Disclosure of IFRS 15 application on the amounts presented for 2017
Revenue			4,734,166
Operating income			1,384,629
Profit before income tax			1,284,932
Income tax expense			(820,828)
Net income for the year			464,104
Total comprehensive income, net of tax			518,879
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of IFRS 15 application on the amounts presented for 2017
Revenue			(1,627)
Operating income			(1,627)
Profit before income tax			(1,627)
Income tax expense			325
Net income for the year			(1,302)
Total comprehensive income, net of tax			₽ (1,302)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.